Partners' Capital, Mezzanine Equity and Distributions (Class A Convertible Preferred Units Narrative) (Details) $ / shares in Units, $ in Thousands										3 Months Ended	12 Months Ended
	Sep. 01, 2024 USD ($) director shares	Sep. 01, 2022	Mar. 01, 2019 quarter	Nov. 14, 2018 USD ($) shares	Aug. 14, 2018 USD ($) shares	May 15, 2018 USD ($) shares	Feb. 14, 2018 USD ($) shares	Nov. 14, 2017 USD ($) shares	Sep. 01, 2017 USD ($) buyer $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Sep. 01, 2019 USD ($)
Temporary Equity [Line Items]
Class A convertible preferred units issued (in units) | shares										24,438,022	24,438,022	22,411,728
Accumulated distributions to preferred unitholders										$ 69,800	$ 69,800
Class A Convertible Preferred Stock Units
Temporary Equity [Line Items]
Private placement of convertible preferred units									$ 750,000
Number of shares authorized to be converted (in units) | shares									7,416,498
Consecutive period for shares to be converted									12 months
Minimum number of shares outstanding authorized to be converted (in units) | shares									592,768
Volume weighted average price percentage									95.00%
Consideration payable to holders in cash for change of control percentage									90.00%
Threshold trading days to notify holders									30 days
Consecutive trading days in period ending on fifth trading day									30 days
Change in control multiplier price percentage									101.00%
Basis spread			2
Aggregate amount of conversion required, minimum													$ 50,000
Number of quarters in trading period | quarter			2
Distribution paid-in-kind (in units) | shares				523,132	511,934	500,976	490,252	162,234		534,576	2,026,294	162,234
Distributions paid-in-kind				$ 17,635	$ 17,257	$ 16,888	$ 16,526	$ 5,469			$ 68,306	$ 5,469
Accumulated distributions to preferred unitholders										$ 69,800	$ 69,800
Class A Convertible Preferred Stock Units | In Arrears At Annual Rate
Temporary Equity [Line Items]
Dividend rate percentage									8.75%
Dividend amount (in dollars per unit) | $ / shares									$ 2.9496	$ 2.9496
Class A Convertible Preferred Stock Units | Quarterly Rate
Temporary Equity [Line Items]
Dividend rate percentage									2.1875%
Dividend amount (in dollars per unit) | $ / shares									$ 0.7374	$ 0.7374
Class A Convertible Preferred Stock Units | Scenario, Forecast
Temporary Equity [Line Items]
Threshold trading days to notify holders		30 days
Reset rate		10.75%
Percentage below issue price		110.00%
Percentage of holders required to approve rate reset election		25.00%
Multiplier liquidation value percentage prior to September 1, 2024	110.00%
Multiplier liquidation value percentage thereafter	105.00%
Conversion ratio	1
Aggregate amount of ownership required for initial purchasers to attend board meetings	$ 200,000
Percentage required for initial purchasers to purchase securities	50.00%
Aggregate number of ownership units required for initial purchasers to appoint directors (in units) | shares	11,124,747
Number of directors that initial purchasers have right to appoint | director	2
Class A Convertible Preferred Stock Units | Minimum
Temporary Equity [Line Items]
Redemption premium percentage									115.00%
Class A Convertible Preferred Stock Units | Maximum
Temporary Equity [Line Items]
Redemption premium percentage									101.00%
Class A Convertible Preferred Stock Units | LIBOR | Scenario, Forecast
Temporary Equity [Line Items]
Basis spread		7.50
Private Placement | Class A Convertible Preferred Stock Units
Temporary Equity [Line Items]
Private placement of convertible preferred units									$ 750,000
Class A convertible preferred units issued (in units) | shares									22,249,494
Cash purchase price per unit (in dollars per unit) | $ / shares									$ 33.71
Number of initial purchasers | buyer									2